Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Vertically Integrated Utilities	$ 9,069.9	$ 9,396.8	$ 9,346.6
Transmission and Distribution Utilities	4,392.0	4,552.6	4,279.1
Generation and Marketing	2,866.7	2,384.3	1,208.0
Other Revenues	124.6	44.9	(20.2)
TOTAL REVENUES	16,453.2	16,378.6	14,813.5
Expenses
Fuel and Other Consumables Used for Electric Generation	3,348.1	4,271.8	4,068.3
Purchased Electricity for Resale	2,760.1	2,085.9	1,490.8
Other Operation	2,703.9	2,766.6	2,448.4
Maintenance	1,325.3	1,328.0	1,163.2
Asset Impairments and Other Related Charges	0.0	0.0	226.4
Depreciation and Amortization	2,009.7	1,897.6	1,712.5
Taxes Other Than Income Taxes	972.6	901.3	881.4
TOTAL EXPENSES	13,119.7	13,251.2	11,991.0
OPERATING INCOME (LOSS)	3,333.5	3,127.4	2,822.5
Other Income (Expense):
Interest and Investment Income	7.9	7.4	57.9
Carrying Costs Income	23.5	33.2	30.2
Allowance for Equity Funds Used During Construction	131.9	102.9	72.7
Interest Expense	(873.9)	(868.0)	(890.0)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	2,622.9	2,402.9	2,093.3
Income Tax Expense (Credit)	919.6	902.6	677.7
Equity Earnings (Loss) of Unconsolidated Subsidiaries	65.3	90.2	58.3
Income from Continuing Operations	1,768.6	1,590.5	1,473.9
Income from Discontinued Operations, Net of Tax	283.7	47.5	10.3
NET INCOME (LOSS)	2,052.3	1,638.0	1,484.2
Net Income Attributable to Noncontrolling Interests	5.2	4.2	3.7
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 2,047.1	$ 1,633.8	$ 1,480.5
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	490,340,522	488,592,997	486,619,555
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 3.59	$ 3.24	$ 3.02
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS	0.58	0.10	0.02
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.17	$ 3.34	$ 3.04
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	490,574,568	488,899,840	487,040,956
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 3.59	$ 3.24	$ 3.02
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS	0.58	0.10	0.02
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.17	$ 3.34	$ 3.04
Appalachian Power Co [Member]
Revenues
Vertically Integrated Utilities	$ 2,805.6	$ 2,899.4	$ 3,059.6
Sales to AEP Affiliates	147.8	144.5	347.5
Other Revenues	10.1	9.2	10.3
TOTAL REVENUES	2,963.5	3,053.1	3,417.4
Expenses
Fuel and Other Consumables Used for Electric Generation	675.9	813.4	769.9
Purchased Electricity for Resale	395.2	456.6	232.7
Purchased Electricity from AEP Affiliates	0.0	4.7	830.9
Other Operation	405.4	427.7	312.0
Maintenance	263.3	259.3	273.2
Asset Impairments and Other Related Charges	0.0	0.0	39.3
Depreciation and Amortization	388.8	400.9	342.6
Taxes Other Than Income Taxes	124.1	122.3	110.5
TOTAL EXPENSES	2,252.7	2,484.9	2,911.1
OPERATING INCOME (LOSS)	710.8	568.2	506.3
Other Income (Expense):
Interest Income	1.4	1.6	2.4
Carrying Costs Income	1.2	3.0	8.1
Allowance for Equity Funds Used During Construction	13.8	7.1	2.3
Interest Expense	(192.3)	(209.6)	(193.0)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	534.9	370.3	326.1
Income Tax Expense (Credit)	194.3	154.9	132.9
NET INCOME (LOSS)	340.6	215.4	193.2
Indiana Michigan Power Co [Member]
Revenues
Vertically Integrated Utilities	2,073.3	2,149.1	2,022.3
Sales to AEP Affiliates	27.4	4.2	219.4
Other Revenues - Affiliated	78.8	94.4	122.3
Other Revenues	6.7	2.0	2.9
TOTAL REVENUES	2,186.2	2,249.7	2,366.9
Expenses
Fuel and Other Consumables Used for Electric Generation	336.3	476.6	434.1
Purchased Electricity for Resale	195.8	96.8	151.4
Purchased Electricity from AEP Affiliates	232.1	270.0	433.2
Other Operation	553.4	586.0	564.0
Maintenance	212.0	228.5	195.9
Depreciation and Amortization	198.4	200.2	177.7
Taxes Other Than Income Taxes	88.3	86.4	88.7
TOTAL EXPENSES	1,816.3	1,944.5	2,045.0
OPERATING INCOME (LOSS)	369.9	305.2	321.9
Other Income (Expense):
Interest Income	9.6	4.6	8.5
Allowance for Equity Funds Used During Construction	11.6	18.9	19.9
Interest Expense	(90.2)	(93.5)	(97.7)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	300.9	235.2	252.6
Income Tax Expense (Credit)	96.1	79.6	75.1
NET INCOME (LOSS)	204.8	155.6	177.5
Ohio Power Co [Member]
Revenues
Transmission and Distribution Utilities	3,056.1	3,204.9	3,562.2
Sales to AEP Affiliates	84.1	165.2	1,166.9
Other Revenues - Affiliated	0.0	0.0	18.1
Other Revenues	8.5	6.8	15.4
TOTAL REVENUES	3,148.7	3,376.9	4,762.6
Expenses
Fuel and Other Consumables Used for Electric Generation	0.0	0.0	1,496.9
Purchased Electricity for Resale	635.0	282.0	151.5
Purchased Electricity from AEP Affiliates	496.4	1,192.7	349.7
Amortization of Generation Deferrals	169.1	110.9	0.0
Other Operation	630.3	594.8	708.0
Maintenance	166.8	196.0	319.6
Asset Impairments and Other Related Charges	0.0	0.0	154.3
Depreciation and Amortization	217.5	213.7	382.6
Taxes Other Than Income Taxes	372.8	353.3	406.9
TOTAL EXPENSES	2,687.9	2,943.4	3,969.5
OPERATING INCOME (LOSS)	460.8	433.5	793.1
Other Income (Expense):
Interest Income	5.6	10.0	3.3
Carrying Costs Income	11.8	26.5	16.3
Allowance for Equity Funds Used During Construction	8.8	6.9	5.0
Interest Expense	(127.8)	(128.3)	(182.0)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	359.2	348.6	635.7
Income Tax Expense (Credit)	126.5	132.2	225.7
NET INCOME (LOSS)	232.7	216.4	410.0
Public Service Co Of Oklahoma [Member]
Revenues
Vertically Integrated Utilities	1,331.4	1,340.3	1,277.7
Sales to AEP Affiliates	4.6	7.1	14.2
Other Revenues	3.2	4.2	3.6
TOTAL REVENUES	1,339.2	1,351.6	1,295.5
Expenses
Fuel and Other Consumables Used for Electric Generation	301.4	258.0	327.8
Purchased Electricity for Resale	316.9	385.0	246.1
Purchased Electricity from AEP Affiliates	0.0	11.0	36.9
Other Operation	268.4	262.8	225.5
Maintenance	104.6	108.0	107.1
Depreciation and Amortization	117.5	101.0	95.7
Taxes Other Than Income Taxes	37.2	37.0	45.2
TOTAL EXPENSES	1,146.0	1,162.8	1,084.3
OPERATING INCOME (LOSS)	193.2	188.8	211.2
Other Income (Expense):
Interest Income	0.4	0.2	1.1
Carrying Costs Income	0.0	0.0	0.3
Allowance for Equity Funds Used During Construction	8.8	3.1	4.2
Interest Expense	(58.6)	(54.6)	(53.1)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	143.8	137.5	163.7
Income Tax Expense (Credit)	51.3	50.6	65.9
NET INCOME (LOSS)	92.5	86.9	97.8
Southwestern Electric Power Co [Member]
Revenues
Vertically Integrated Utilities	1,762.3	1,817.9	1,742.6
Sales to AEP Affiliates	16.6	26.3	51.8
Other Revenues	2.0	2.2	1.4
TOTAL REVENUES	1,780.9	1,846.4	1,795.8
Expenses
Fuel and Other Consumables Used for Electric Generation	570.6	650.4	630.5
Purchased Electricity for Resale	110.6	178.1	170.0
Purchased Electricity from AEP Affiliates	0.0	3.8	11.2
Other Operation	294.5	272.8	250.7
Maintenance	155.9	149.2	129.7
Depreciation and Amortization	192.0	185.1	179.2
Taxes Other Than Income Taxes	88.1	84.3	80.7
TOTAL EXPENSES	1,411.7	1,523.7	1,452.0
OPERATING INCOME (LOSS)	369.2	322.7	343.8
Other Income (Expense):
Interest Income	1.2	0.3	0.1
Allowance for Equity Funds Used During Construction	26.4	11.9	7.4
Interest Expense	(119.9)	(126.1)	(130.3)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	276.9	208.8	221.0
Income Tax Expense (Credit)	84.8	66.4	69.5
Equity Earnings (Loss) of Unconsolidated Subsidiaries	3.9	2.2	2.3
NET INCOME (LOSS)	196.0	144.6	153.8
Net Income Attributable to Noncontrolling Interests	3.7	4.2	4.0
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 192.3	$ 140.4	$ 149.8